Bank Borrowings	6 Months Ended
Sep. 30, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS

NOTE — 4 BANK BORROWINGS

Bank borrowing consisted of the following:

	Term of repayments	Annual interest rate	September 30, 2025	March 31, 2025

Term loan	5 years	4.35%-7.75%	$434,746	$83,552
Representing:-
Within 12 months			$143,850	$46,983
Over 1 year			290,896	36,569
			$434,746	$83,552

As of September 30, 2025 and March 31, 2025, bank borrowings were obtained from a financial institution in Singapore, which bear annual interest at a fixed rate of 4.25%-7.75% (March 31, 2025: 4.25%) and are repayable in 5 years.

The Company’s bank borrowings are guaranteed under personal guarantees from the directors, Eng Chye Koh and Joanna Hui Cheng Soh, and a third party.